SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($)	Aug. 28, 2023	Aug. 14, 2023	Jul. 14, 2023
Line of Credit
Subsequent Event [Line Items]
Credit facility amount		$ 15,000,000
Required unsecured deposits balance under credit facility terms		$ 20,000,000
Amounts drawn under credit facility	$ 0
Line of Credit | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Variable interest rate margin on credit facility		3.50%
ATM Sales Agreement
Subsequent Event [Line Items]
Gross proceeds from shares sold under agreement	$ 657,000
ATM Sales Agreement | Class A Ordinary Shares
Subsequent Event [Line Items]
Value of shares available for issuance under agreement			$ 35,000,000
Number of shares sold under agreement (in shares)	2,277,355